Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2026-02-27 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	As previously disclosed in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 (the
“2025 Form 10-K”), in the fourth quarter of 2025, we corrected the measurement of our reinsurance recoverable for our traditional life insurance products that include non-proportional reinsurance treaties by aligning the recognition of gains on the recoverable assets with the underlying losses on the direct liabilities on a cohort basis. As discussed in the 2025 Form 10-K, we evaluated the effects of the correction and concluded that it was not material to our previously issued consolidated financial statements in any of the prior periods in which it occurred. However, we corrected the error in our historical financial statements included in the 2025 Form 10-K by reducing equity as of December 31, 2022 by $50 million after-tax and by adjusting earnings in the fourth quarter of 2025, which increased net income by $11 million.

Stock Price or TSR Estimation Method	The revision to correct the previously issued financial statements required a recovery analysis of incentive-
based compensation received by our executive officers during the relevant recovery period pursuant to our
Incentive-Based Compensation Recovery Policy (the “NYSE Clawback Policy”). The NYSE Clawback Policy
applies to compensation granted, earned or vested based wholly or in part on the attainment of a financial performance measure during the three completed fiscal years preceding the correction and received on or after October 2, 2023, the effective date of that policy.
The Compensation Committee, with the assistance of its independent compensation consultant, reviewed incentive-based compensation granted to executive officers during the relevant recovery period to identify compensation that was granted, earned or vested based wholly or in part on financial reporting measures.
The Compensation Committee identified portions of long-term incentive grants of PSUs tied to relative TSR performance (among other performance measures not impacted by the correction). These grants consisted of
PSUs with performance goals and targets for the periods 2021-2023 (results certified in February 2024),
2022-2024 (results certified in February 2025) and 2023-2025 (results certified in February 2026). The performance goals and targets for the period 2024-2026 are scheduled to be certified in February 2027.
The Compensation Committee engaged a third-party advisory firm to develop a reasonable estimate of our
TSR (absent the error) for the relevant performance periods, to help the Compensation Committee identify whether there was erroneously awarded compensation. The advisory firm analyzed the financial statements before and after the correction, and identified stock price movement associated with disclosure of the error correction using an event study analysis focused on the impact on stock price of the disclosure of the correction in the 2025 Form 10-K and fundamental analysis of stock price changes resulting from the correction using a constant multiples approach. The advisory firm then provided:
•Reasonable estimates of the impact of the correction on TSR as compared to TSR used to determine
PSU payouts for the performance periods 2021-2023, 2022-2024 and 2023-2025; and
•An analysis of any related impact on the PSU payouts earned based on TSR.
Restatement does not require Recovery	Based on this analysis and reasonable estimates, the Compensation Committee determined that notwithstanding the correction, the TSR targets would nevertheless have been satisfied for the PSUs granted based on performance periods 2021-2023, 2022-2024 and 2023-2025, and therefore there was no erroneously awarded compensation to executive officers.
The revision to correct the previously issued financial statements also required a recovery analysis of service-
based compensation received by our executive officers during the relevant recovery period pursuant to our
Supplemental Discretionary Clawback Policy.
In light of the immaterial nature of the correction to our financial statements and impact on TSR as discussed above, and the lack of connection between that correction and the completion of service of our executive officers, the Compensation Committee determined that it would not seek to recover any service-based awards.

Restatement Adjustment, Decrease To Equity	$ 50
Restatement Adjustment, Increase To Net Income (Loss)	$ 11